UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Patrick F. Quan

The Growth Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Growth Fund
of America®

Semi-annual report
for the six months ended
February 28, 2014

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	17.25%	18.07%	7.40%

For other share class results, visit americanfunds.com.

The total annual fund operating expense ratio was 0.70% for Class A shares as of the prospectus dated November 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

We rely on experience, research and a long-term perspective.

Fellow investors:

U.S. equities continued to make strong gains in the first half of The Growth Fund of America’s fiscal year, a six-month period ended February 28, 2014. The unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. market, reached record highs during the period. Stocks were buoyed by mildly positive economic news, generally strong corporate earnings, and rising P/E multiples, as investors became more confident that the worst of the financial crisis is behind us.

For the six-month period, The Growth Fund of America (GFA) posted a total return of 18.7%, compared with 15.1% for the S&P 500. We are pleased to report these results, which are favorable on an absolute and relative basis.

Results at a glance

Total returns for periods ended February 28, 2014, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	18.71%	31.34%	21.99%	8.16%	13.87%
Standard & Poor’s 500 Composite Index[2]	15.05	25.36	22.98	7.16	10.98
Lipper Capital Appreciation Funds Index	19.11	30.75	21.97	8.14	11.08
Lipper Growth Funds Index	18.71	31.16	23.71	6.89	10.02
Lipper Large-Cap Core Funds Index	14.49	24.94	21.69	6.56	—	[3]
Lipper Large-Cap Growth Funds Index	20.83	33.26	23.12	7.17	—	[3]

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	This Lipper index was not in existence when CRMC began managing the fund.

The Growth Fund of America	1

In addition, over longer periods of 10 years or more, GFA continued to outpace the S&P 500 and all four Lipper peer indexes. For the 10 years ended February 28, the fund had an average annual total return of 8.2%, compared to 7.2% for the S&P 500. And over the fund’s 40-year history, GFA had an average annual total return of 13.9%, compared to the S&P 500’s 11.0%. The two applicable Lipper indexes posted returns of 11.1% and 10.0% over the same period.

Investment analysis

Health care, consumer discretionary and information technology stocks were among the strongest contributors to the fund’s returns over the past six months. Pharmaceutical maker Gilead Sciences (up 37.4%), retailer Amazon (up 28.9%) and tech giant Google (up 43.5%) were among the fund’s biggest contributors over the period. They were also the fund’s top three holdings, which is gratifying for a fund like GFA that focuses on individual stock picking. While we believe long-term returns are the real measure of how a fund helps its shareholders, it is nice to report this short-term outcome.

In health care, Alexion Pharmaceuticals, the fund’s 10th-largest holding, gained 64.1% for the period, while the fund’s tech holdings that rose included Oracle (up 22.8%) and Facebook (up 65.8%). Among consumer stocks, Nike, the fund’s ninth-largest holding, climbed 24.6% and Home Depot, the fourth-largest holding, gained 10.1%.

The fund’s overseas holdings, representing 12.7% of the portfolio, also aided returns during the period, particularly those domiciled in Japan.

The fund’s primary detractor was its cash holdings, representing 7.5% of the fund which were a drag in an upward market. Having cash on hand, however, allows the fund’s portfolio managers flexibility in investing, and cash can provide a buffer against market downturns as well.

Weight Watchers (down 40.9%) was among the fund’s largest detractors during the period. It represented approximately 0.1% of the fund’s total portfolio.

Overall, the stock selection by the fund’s portfolio managers and investment analysts, the core of what we do, were the primary drivers of the fund’s positive relative returns against the S&P 500 for the period.

The road ahead

As we mentioned earlier, equities have been rising steadily because of improvements in the economy and the resulting gains in corporate earnings, yet

2	The Growth Fund of America

those gains in the economy remain slower than many had hoped. There is also the sense that market participants have begun to relax their concerns about “worst-case” possibilities in the economy, which has led to higher price-to-earnings multiples and may help generate further momentum.

Still, there are reasons to remain aware of the market’s economic and geopolitical risks. Economic growth remains uneven, and the situation in Ukraine could ultimately result in deeper conflict and sanctions that could be a drag on growth in Europe and elsewhere. There are also questions about the rate of economic growth in China, and among emerging markets broadly, that could provide some temporary pressure on stocks.

Finally, it’s worth noting that the valuation of the S&P 500 index can no longer be considered a “bargain.” The price-to-earnings ratio is now about 17 — not excessive or unduly rich, but not inexpensive, either. Going forward, we do not believe we can expect the same kind of lucrative returns we’ve seen over the past several months, though we remain optimistic about the state of the stock market in the long term.

As we have done in the past, we will continue to use our extensive investment experience and global research perspective for the benefit of our investors. We will continue to do deep, fundamental analysis of each company we invest in, with both an eye toward valuation and a long-term orientation. We believe we are well-positioned to help our investors meet their financial goals.

We thank you, both new and veteran investors in the fund, for your continuing confidence in The Growth Fund of America, and look forward to reporting to you again in six months.

Cordially,

James F. Rothenberg	Donald D. O’Neal
Vice Chairman of the Board	President

April 7, 2014

For current information about the fund, visit americanfunds.com.

The Growth Fund of America	3

Summary investment portfolio February 28, 2014	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Google	4.2%
Amazon	4.0
Gilead Sciences	3.3
Home Depot	2.0
Comcast	1.9
EOG Resources	1.8
UnitedHealth Group	1.3
Oracle	1.2
NIKE	1.2
Alexion Pharmaceuticals	1.2

Common stocks 92.28%	Shares	Value (000)	Percent of net assets
Information technology 19.03%
Google Inc., Class A1	4,903,720	$5,961,207	4.20%
Oracle Corp.	44,890,000	1,755,648	1.24
Microsoft Corp.	35,595,000	1,363,644	.96
Apple Inc.	2,175,000	1,144,572	.81
ASML Holding NV (New York registered)	8,767,040	755,193
ASML Holding NV	4,042,648	351,823	.78
Avago Technologies Ltd.[2]	17,262,820	1,065,116	.75
Texas Instruments Inc.	22,314,000	1,003,237	.71
Murata Manufacturing Co., Ltd.	8,718,300	830,196	.58
Samsung Electronics Co. Ltd.	636,800	804,724	.57
Intuit Inc.	10,295,000	804,554	.57
Accenture PLC, Class A	9,250,000	770,988	.54
Visa Inc., Class A	3,375,556	762,673	.54
salesforce.com, inc.[1]	11,855,000	739,396	.52
Other securities		8,882,916	6.26
		26,995,887	19.03

4	The Growth Fund of America

		Value	Percent of
	Shares	(000)	net assets
Consumer discretionary 18.93%
Amazon.com, Inc.[1]	15,469,600	$5,601,542	3.95%
Home Depot, Inc.	33,806,200	2,773,123	1.95
Comcast Corp., Class A	40,323,578	2,084,326
Comcast Corp., Class A, special nonvoting shares	13,000,000	648,635	1.93
NIKE, Inc., Class B	22,375,000	1,751,963	1.23
Twenty-First Century Fox, Inc., Class A	35,092,200	1,176,992	.83
MGM Resorts International[1]	24,503,400	675,069	.48
DIRECTV[1]	8,450,000	655,720	.46
Other securities		11,495,424	8.10
		26,862,794	18.93

Health care 17.38%
Gilead Sciences, Inc.[1]	55,921,200	4,629,716	3.26
UnitedHealth Group Inc.	23,984,700	1,853,298	1.30
Alexion Pharmaceuticals, Inc.[1]	9,762,000	1,725,922	1.22
Biogen Idec Inc.[1]	4,275,000	1,456,407	1.03
Amgen Inc.	11,261,100	1,396,602	.98
Allergan, Inc.	10,907,900	1,385,303	.98
Express Scripts Holding Co.[1]	14,660,000	1,104,045	.78
Regeneron Pharmaceuticals, Inc.[1]	3,318,300	1,103,335	.78
Illumina, Inc.[1]	5,781,701	991,504	.70
Vertex Pharmaceuticals Inc.[1]	11,112,800	898,581	.63
Other securities		8,110,193	5.72
		24,654,906	17.38

Energy 8.87%
EOG Resources, Inc.	13,633,737	2,582,502	1.82
Schlumberger Ltd.	11,878,162	1,104,669	.78
Pioneer Natural Resources Co.	5,312,900	1,068,849	.75
Noble Energy, Inc.	15,153,000	1,041,920	.74
FMC Technologies, Inc.[1,2]	16,479,100	827,910	.58
Baker Hughes Inc.	10,682,000	675,957	.48
Other securities		5,276,745	3.72
		12,578,552	8.87

Industrials 7.79%
Union Pacific Corp.	8,178,237	1,475,190	1.04
Boeing Co.	6,230,000	803,172	.57
Precision Castparts Corp.	3,062,968	789,878	.56
Other securities		7,980,122	5.62
		11,048,362	7.79

Financials 7.70%
Goldman Sachs Group, Inc.	6,164,696	1,026,114	.72
Wells Fargo & Co.	16,787,178	779,261	.55
Bank of America Corp.	40,000,000	661,200	.47
Other securities		8,457,551	5.96
		10,924,126	7.70

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer staples 3.90%
Philip Morris International Inc.	19,831,000	$1,604,526	1.13%
Costco Wholesale Corp.	10,893,183	1,272,324	.90
Green Mountain Coffee Roasters, Inc.	7,148,663	784,780	.55
Other securities		1,865,926	1.32
		5,527,556	3.90

Materials 2.05%
Praxair, Inc.	5,696,537	742,658	.52
Other securities		2,163,072	1.53
		2,905,730	2.05

Telecommunication services 1.56%
Crown Castle International Corp.[1]	15,858,630	1,203,670	.85
SoftBank Corp.	11,835,500	891,762	.63
Other securities		125,152	.08
		2,220,584	1.56

Utilities 0.22%
Other securities		309,235	.22

Miscellaneous 4.85%
Other common stocks in initial period of acquisition		6,876,999	4.85

Total common stocks (cost: $71,334,599,000)		130,904,731	92.28

Preferred securities 0.02%
Miscellaneous 0.02%
Other preferred securities in initial period of acquisition		23,165	.02

Total preferred securities (cost: $23,116,000)		23,165	.02

Warrants 0.04%
Other 0.03%
Other securities		42,503	.03

Miscellaneous 0.01%
Other warrants in initial period of acquisition		13,822	.01

Total warrants (cost: $92,433,000)		56,325	.04

Convertible securities 0.05%
Telecommunication services 0.05%
Other securities		74,115	.05

Total convertible securities (cost: $63,791,000)		74,115	.05

6	The Growth Fund of America

Bonds, notes & other debt instruments 0.11%		Value (000)	Percent of net assets
Other 0.11%
Other securities		$154,551.11%

Total bonds, notes & other debt instruments (cost: $144,701,000)		154,551.11

Short-term securities 7.66%	Principal amount (000)
Freddie Mac 0.06%-0.164% due 3/11–11/18/2014	$3,592,003	3,591,397	2.53
Federal Home Loan Bank 0.06%–0.165% due 3/7–12/23/2014	3,572,231	3,571,416	2.52
Fannie Mae 0.08%–0.16% due 4/21–11/17/2014	1,359,057	1,358,614.96
Other securities		2,339,221	1.65

Total short-term securities (cost: $10,859,387,000)		10,860,648	7.66
Total investment securities (cost: $82,518,027,000)		142,073,535	100.16
Other assets less liabilities		(218,842)	(.16)

Net assets		$141,854,693	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $309,389,000, which represented .22% of the net assets of the fund. This amount includes $287,939,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some securities within “Other securities” (with an aggregate value of $1,131,582,000, which represented .80% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities (with an aggregate value of $21,450,000, an aggregate cost of $56,325,000, and which represented .02% of the net assets of the fund) were acquired from 7/7/2000-6/21/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,976,000, which represented .03% of the net assets of the fund.

The Growth Fund of America	7

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $437,326,000 over the prior 10-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 2/28/2014 (000)
Sales:
Euros	4/9/2014	HSBC Bank	$8,869	€6,450	$ (34)
Japanese yen	3/20/2014	Barclays Bank PLC	$92,321	¥9,450,000	(545)
Japanese yen	3/20/2014	Bank of New York Mellon	$79,629	¥8,150,000	(462)
Japanese yen	4/3/2014	UBS AG	$100,429	¥10,300,000	(798)
Swiss francs	3/26/2014	Citibank	$14,995	CHF13,325	(158)
					$(1,997)

8	The Growth Fund of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2014 (000)
Avago Technologies Ltd.	17,262,820	—	—	17,262,820	$8,286	$1,065,116
FMC Technologies, Inc.[1]	16,479,100	—	—	16,479,100	—	827,910
Edwards Lifesciences Corp.[1]	9,182,700	—	450,000	8,732,700	—	609,193
Toll Brothers, Inc.[1]	5,625,000	3,918,300	—	9,543,300	—	372,284
Hologic, Inc.[1]	16,551,960	107,000	—	16,658,960	—	362,832
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	315,840
Ocwen Financial Corp.[1,3]	4,922,481	1,868,600	—	6,791,081	—	254,258
Oshkosh Corp.	4,368,000	—	—	4,368,000	1,310	252,602
BioMarin Pharmaceutical Inc.[1,4]	8,525,693	—	1,809,300	6,716,393	—	—
Celanese Corp., Series A4	8,875,000	—	2,575,000	6,300,000	2,742	—
EOG Resources, Inc.[4]	14,789,237	—	1,155,500	13,633,737	5,353	—
Gilead Sciences, Inc.[1,4]	81,106,200	—	25,185,000	55,921,200	—	—
Rackspace Hosting, Inc.[1,4]	10,198,200	—	5,454,121	4,744,079	—	—
					$17,691	$4,060,035

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2013; it was not publicly disclosed.
[4]	Unaffiliated issuer at 2/28/2014.

Key to abbreviation and symbols

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

The Growth Fund of America	9

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $79,780,850)	$138,013,500
Affiliated issuers (cost: $2,737,177)	4,060,035	$142,073,535
Cash denominated in currencies other than U.S. dollars (cost: $45)		45
Cash		114
Receivables for:
Sales of investments	364,159
Sales of fund’s shares	157,010
Dividends and interest	110,464	631,633
		142,705,327
Liabilities:
Unrealized depreciation on open forward currency contracts		1,997
Payables for:
Purchases of investments	557,003
Repurchases of fund’s shares	186,065
Investment advisory services	29,152
Services provided by related parties	69,794
Trustees’ deferred compensation	5,311
Other	1,312	848,637
Net assets at February 28, 2014		$141,854,693

Net assets consist of:
Capital paid in on shares of beneficial interest		$76,839,010
Undistributed net investment income		19,789
Undistributed net realized gain		5,443,489
Net unrealized appreciation		59,552,405
Net assets at February 28, 2014		$141,854,693

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,217,052 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$72,392,984	1,632,391	$44.35
Class B	1,104,870	25,850	42.74
Class C	6,461,938	152,613	42.34
Class F-1	12,629,077	286,535	44.08
Class F-2	5,533,504	124,877	44.31
Class 529-A	5,560,504	126,283	44.03
Class 529-B	189,268	4,438	42.65
Class 529-C	1,400,926	32,945	42.52
Class 529-E	255,619	5,849	43.70
Class 529-F-1	188,427	4,286	43.97
Class R-1	544,016	12,715	42.79
Class R-2	2,520,241	58,537	43.05
Class R-3	8,432,752	192,975	43.70
Class R-4	7,917,993	179,744	44.05
Class R-5	5,822,871	131,391	44.32
Class R-6	10,899,703	245,623	44.38

See Notes to Financial Statements

10	The Growth Fund of America

Statement of operations	unaudited
for the six months ended February 28, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,502; also includes $17,691 from affiliates)	$637,177
Interest	9,261	$646,438
Fees and expenses*:
Investment advisory services	183,887
Distribution services	186,418
Transfer agent services	77,128
Administrative services	19,449
Reports to shareholders	2,894
Registration statement and prospectus	787
Trustees’ compensation	613
Auditing and legal	75
Custodian	1,254
Other	3,671	476,176
Net investment income		170,262

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (also includes $1,303,061 net gain from affiliates)	6,241,277
Forward currency contracts	20,350
Currency transactions	(6,862)	6,254,765
Net unrealized appreciation (depreciation) on:
Investments	16,322,208
Forward currency contracts	(3,507)
Currency translations	(1,055)	16,317,646
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		22,572,411

Net increase in net assets resulting from operations		$22,742,673

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Growth Fund of America	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2014*	2013

Operations:
Net investment income	$170,262	$656,608
Net realized gain on investments, forward currency contracts and currency transactions	6,254,765	11,559,114
Net unrealized appreciation on investments, forward currency contracts and currency translations	16,317,646	11,847,758
Net increase in net assets resulting from operations	22,742,673	24,063,480

Dividends and distributions paid to shareholders:
Dividends from net investment income	(409,907)	(865,227)
Distributions from net realized gain on investments	(8,412,639)	—
Total dividends and distributions paid to shareholders	(8,822,546)	(865,227)

Net capital share transactions	4,443,428	(14,480,750)

Total increase in net assets	18,363,555	8,717,503

Net assets:
Beginning of period	123,491,138	114,773,635
End of period (including undistributed net investment income: $19,789 and $259,434, respectively)	$141,854,693	$123,491,138

* Unaudited.

See Notes to Financial Statements

12	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Growth Fund of America	13

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	The Growth Fund of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

The Growth Fund of America	15

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for

16	The Growth Fund of America

similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2014 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,707,948	$287,939	$—	$26,995,887
Consumer discretionary	26,862,794	—	—	26,862,794
Health care	24,654,906	—	—	24,654,906
Energy	12,557,103	—	21,449	12,578,552
Industrials	11,048,362	—	—	11,048,362
Financials	10,924,126	—	—	10,924,126
Consumer staples	5,527,556	—	—	5,527,556
Materials	2,905,730	—	—	2,905,730
Telecommunication services	2,220,584	—	—	2,220,584
Utilities	309,235	—	—	309,235
Miscellaneous	6,876,999	—	—	6,876,999
Preferred securities	—	23,165	—	23,165
Warrants	56,324	1	—	56,325
Convertible securities	—	74,115	—	74,115
Bonds, notes & other debt instruments	—	154,551	—	154,551
Short-term securities	—	10,860,648	—	10,860,648
Total	$130,651,667	$11,400,419	$21,449	$142,073,535

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,997)	$—	$(1,997)

*	Securities with a value of $11,049,852,000, which represented 7.79% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

The Growth Fund of America	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

18	The Growth Fund of America

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of February 28, 2014 (dollars in thousands):

	Asset		Liability
	Location on		Location on
	statement of		statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Forward	Unrealized appreciation on	$—	Unrealized depreciation on	$1,997
currency	open forward currency contracts		open forward currency contracts

	Net realized gain		Net unrealized depreciation
	Location on		Location on
Contract	statement of operations	Value	statement of operations	Value
Forward	Net realized gain on	$20,350	Net unrealized depreciation	$(3,507)
currency	forward currency contracts		on forward currency contracts

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

The Growth Fund of America	19

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2013, the fund had tax basis undistributed ordinary income of $265,507,000 and undistributed long-term capital gains of $7,818,803,000.

As of February 28, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$60,170,880
Gross unrealized depreciation on investment securities	(811,740)
Net unrealized appreciation on investment securities	59,359,140
Cost of investment securities	82,714,395

20	The Growth Fund of America

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2014			Year ended August 31, 2013
		Long-term	Total		Long-term	Total
	Ordinary	capital	distributions	Ordinary	capital	distributions
Share class	income	gains	paid	income	gains	paid
Class A	$213,007	$4,257,029	$4,470,036	$460,637	$—	$460,637
Class B	—	73,067	73,067	—	—	—
Class C	—	405,561	405,561	1,750	—	1,750
Class F-1	31,682	746,681	778,363	86,604	—	86,604
Class F-2	29,050	328,248	357,298	41,950	—	41,950
Class 529-A	13,249	324,207	337,456	31,604	—	31,604
Class 529-B	—	12,376	12,376	—	—	—
Class 529-C	—	84,926	84,926	645	—	645
Class 529-E	78	15,116	15,194	1,056	—	1,056
Class 529-F-1	791	10,945	11,736	1,305	—	1,305
Class R-1	—	33,347	33,347	153	—	153
Class R-2	—	155,150	155,150	3,112	—	3,112
Class R-3	2,313	516,611	518,924	35,811	—	35,811
Class R-4	23,160	477,093	500,253	54,792	—	54,792
Class R-5	32,633	346,504	379,137	59,533	—	59,533
Class R-6	63,944	625,778	689,722	86,275	—	86,275
Total	$409,907	$8,412,639	$8,822,546	$865,227	$—	$865,227

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

The Growth Fund of America	21

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2014, the investment advisory services fee was $183,887,000, which was equivalent to an annualized rate of 0.276% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping,

22	The Growth Fund of America

shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended February 28, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$80,124	$44,681	$3,389	Not applicable
Class B	5,729	770	Not applicable	Not applicable
Class C	31,202	4,094	1,565	Not applicable
Class F-1	14,841	6,598	2,979	Not applicable
Class F-2	Not applicable	2,568	1,244	Not applicable
Class 529-A	5,548	2,577	1,281	$2,491
Class 529-B	965	112	49	95
Class 529-C	6,442	692	324	631
Class 529-E	591	82	59	115
Class 529-F-1	—	87	43	84
Class R-1	2,563	261	129	Not applicable
Class R-2	8,947	3,544	602	Not applicable
Class R-3	20,119	5,966	2,032	Not applicable
Class R-4	9,347	3,726	1,889	Not applicable
Class R-5	Not applicable	1,352	1,391	Not applicable
Class R-6	Not applicable	18	2,473	Not applicable
Total class-specific expenses	$186,418	$77,128	$19,449	$3,416

The Growth Fund of America	23

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $613,000 in the fund’s statement of operations includes $179,000 in current fees (either paid in cash or deferred) and a net increase of $434,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2014

Class A	$2,623,290	61,203	$4,400,169	104,866	$(4,349,423)	(101,407)	$2,674,036	64,662
Class B	8,620	205	72,274	1,785	(265,330)	(6,406)	(184,436)	(4,416)
Class C	318,418	7,755	395,289	9,853	(880,360)	(21,411)	(166,653)	(3,803)
Class F-1	1,090,911	25,535	766,656	18,385	(1,673,202)	(39,082)	184,365	4,838
Class F-2	991,673	22,865	336,879	8,040	(645,358)	(15,121)	683,194	15,784
Class 529-A	278,473	6,530	337,364	8,098	(252,449)	(5,920)	363,388	8,708
Class 529-B	1,647	40	12,374	306	(40,549)	(980)	(26,528)	(634)
Class 529-C	77,761	1,882	84,893	2,107	(80,336)	(1,948)	82,318	2,041
Class 529-E	12,455	294	15,192	367	(14,124)	(332)	13,523	329
Class 529-F-1	16,813	396	11,729	282	(14,693)	(345)	13,849	333
Class R-1	28,274	683	33,311	822	(53,840)	(1,298)	7,745	207
Class R-2	215,454	5,165	155,048	3,801	(376,375)	(9,025)	(5,873)	(59)
Class R-3	597,807	14,136	517,551	12,510	(1,316,398)	(31,202)	(201,040)	(4,556)
Class R-4	666,357	15,641	499,930	11,995	(1,213,036)	(28,546)	(46,749)	(910)
Class R-5	497,689	11,602	378,067	9,023	(908,778)	(21,190)	(33,022)	(565)
Class R-6	1,339,798	31,106	689,522	16,437	(944,009)	(21,969)	1,085,311	25,574
Total net increase (decrease)	$8,765,440	205,038	$8,706,248	208,677	$(13,028,260)	(306,182)	$4,443,428	107,533

24	The Growth Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2013

Class A	$4,492,422	122,892	$451,232	13,079	$(9,332,251)	(258,414)	$(4,388,597)	(122,443)
Class B	13,799	392	—	—	(614,447)	(17,570)	(600,648)	(17,178)
Class C	505,548	14,285	1,694	51	(1,414,883)	(40,536)	(907,641)	(26,200)
Class F-1	1,673,543	45,834	84,930	2,476	(4,051,727)	(113,863)	(2,293,254)	(65,553)
Class F-2	1,762,467	50,183	38,930	1,130	(1,058,403)	(29,172)	742,994	22,141
Class 529-A	487,981	13,489	31,589	922	(511,469)	(14,104)	8,101	307
Class 529-B	3,184	89	—	—	(87,389)	(2,499)	(84,205)	(2,410)
Class 529-C	125,360	3,560	645	19	(161,130)	(4,566)	(35,125)	(987)
Class 529-E	21,404	597	1,056	31	(26,386)	(732)	(3,926)	(104)
Class 529-F-1	31,035	854	1,304	38	(28,006)	(772)	4,333	120
Class R-1	51,840	1,452	153	5	(159,190)	(4,606)	(107,197)	(3,149)
Class R-2	449,759	12,665	3,110	92	(794,993)	(22,549)	(342,124)	(9,792)
Class R-3	1,197,017	33,228	35,719	1,049	(2,896,115)	(81,919)	(1,663,379)	(47,642)
Class R-4	1,136,740	31,443	54,759	1,598	(3,577,592)	(100,915)	(2,386,093)	(67,874)
Class R-5	868,262	23,625	59,353	1,723	(3,035,036)	(85,729)	(2,107,421)	(60,381)
Class R-6	2,637,427	72,034	86,216	2,499	(3,040,211)	(83,759)	(316,568)	(9,226)
Total net increase (decrease)	$15,457,788	426,622	$850,690	24,712	$(30,789,228)	(861,705)	$(14,480,750)	(410,371)

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,236,001,000 and $18,638,174,000, respectively, during the six months ended February 28, 2014.

The Growth Fund of America	25

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2014[4,5]	$39.93	$.07	$7.24	$7.31
	Year ended 8/31/2013	32.80	.22	7.19	7.41
	Year ended 8/31/2012	29.23	.20	3.59	3.79
	Year ended 8/31/2011	25.53	.20	3.75	3.95
	Year ended 8/31/2010	24.93	.21	.60	.81
	Year ended 8/31/2009	30.61	.22	(5.67)	(5.45)
Class B:	Six months ended 2/28/2014[4,5]	38.60	(.09)	6.98	6.89
	Year ended 8/31/2013	31.69	(.05)	6.96	6.91
	Year ended 8/31/2012	28.23	(.03)	3.49	3.46
	Year ended 8/31/2011	24.65	(.03)	3.61	3.58
	Year ended 8/31/2010	24.08	— [7]	.58	.58
	Year ended 8/31/2009	29.44	.06	(5.41)	(5.35)
Class C:	Six months ended 2/28/2014[4,5]	38.27	(.10)	6.92	6.82
	Year ended 8/31/2013	31.44	(.07)	6.91	6.84
	Year ended 8/31/2012	28.02	(.04)	3.46	3.42
	Year ended 8/31/2011	24.49	(.03)	3.58	3.55
	Year ended 8/31/2010	23.96	— [7]	.57	.57
	Year ended 8/31/2009	29.30	.06	(5.39)	(5.33)
Class F-1:	Six months ended 2/28/2014[4,5]	39.69	.06	7.20	7.26
	Year ended 8/31/2013	32.61	.21	7.15	7.36
	Year ended 8/31/2012	29.04	.21	3.58	3.79
	Year ended 8/31/2011	25.37	.20	3.72	3.92
	Year ended 8/31/2010	24.78	.21	.60	.81
	Year ended 8/31/2009	30.41	.24	(5.63)	(5.39)
Class F-2:	Six months ended 2/28/2014[4,5]	39.95	.11	7.24	7.35
	Year ended 8/31/2013	32.83	.32	7.19	7.51
	Year ended 8/31/2012	29.25	.28	3.60	3.88
	Year ended 8/31/2011	25.55	.28	3.74	4.02
	Year ended 8/31/2010	24.97	.28	.59	.87
	Year ended 8/31/2009	30.61	.26	(5.63)	(5.37)

26	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.14)	$(2.75)	$(2.89)	$44.35	18.71%	$72,393	.66%[6]		.66%[6]		.31%[6]
(.28)	—	(.28)	39.93	22.74	62,602	.70		.70		.60
(.22)	—	(.22)	32.80	13.07	55,441	.71		.71		.66
(.25)	—	(.25)	29.23	15.42	57,082	.68		.68		.67
(.21)	—	(.21)	25.53	3.20	57,890	.69		.69		.76
(.23)	—	(.23)	24.93	(17.59)	61,587	.76		.75		1.00
—	(2.75)	(2.75)	42.74	18.24	1,105	1.42	[6]	1.42	[6]	(.44)[6]
—	—	—	38.60	21.81	1,168	1.46		1.46		(.14)
—	—	—	31.69	12.26	1,503	1.46		1.46		(.10)
—	—	—	28.23	14.52	2,228	1.43		1.43		(.09)
(.01)	—	(.01)	24.65	2.42	2,911	1.45		1.45		(.01)
(.01)	—	(.01)	24.08	(18.18)	4,063	1.50		1.49		.27
—	(2.75)	(2.75)	42.34	18.21	6,462	1.46	[6]	1.46	[6]	(.49)[6]
(.01)	—	(.01)	38.27	21.76	5,986	1.50		1.50		(.20)
—	—	—	31.44	12.21	5,741	1.49		1.49		(.13)
(.02)	—	(.02)	28.02	14.51	6,539	1.46		1.46		(.12)
(.04)	—	(.04)	24.49	2.38	6,959	1.47		1.47		(.02)
(.01)	—	(.01)	23.96	(18.18)	7,502	1.50		1.49		.26
(.12)	(2.75)	(2.87)	44.08	18.66	12,629	.69	[6]	.69	[6]	.28 [6]
(.28)	—	(.28)	39.69	22.71	11,180	.71		.71		.59
(.22)	—	(.22)	32.61	13.15	11,323	.68		.68		.69
(.25)	—	(.25)	29.04	15.40	13,023	.67		.67		.67
(.22)	—	(.22)	25.37	3.22	14,714	.67		.67		.79
(.24)	—	(.24)	24.78	(17.52)	16,531	.69		.68		1.08
(.24)	(2.75)	(2.99)	44.31	18.83	5,533	.44	[6]	.44	[6]	.53 [6]
(.39)	—	(.39)	39.95	23.05	4,358	.44		.44		.86
(.30)	—	(.30)	32.83	13.42	2,855	.44		.44		.93
(.32)	—	(.32)	29.25	15.69	3,717	.43		.43		.91
(.29)	—	(.29)	25.55	3.43	3,884	.44		.44		1.02
(.27)	—	(.27)	24.97	(17.31)	3,247	.46		.46		1.19

See page 31 for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 2/28/2014[4,5]	$39.66	$.05	$7.18	$7.23
	Year ended 8/31/2013	32.59	.19	7.15	7.34
	Year ended 8/31/2012	29.06	.18	3.57	3.75
	Year ended 8/31/2011	25.39	.19	3.72	3.91
	Year ended 8/31/2010	24.81	.20	.59	.79
	Year ended 8/31/2009	30.47	.22	(5.64)	(5.42)
Class 529-B:	Six months ended 2/28/2014[4,5]	38.54	(.12)	6.98	6.86
	Year ended 8/31/2013	31.67	(.09)	6.96	6.87
	Year ended 8/31/2012	28.25	(.06)	3.48	3.42
	Year ended 8/31/2011	24.69	(.06)	3.62	3.56
	Year ended 8/31/2010	24.14	(.02)	.59	.57
	Year ended 8/31/2009	29.56	.04	(5.45)	(5.41)
Class 529-C:	Six months ended 2/28/2014[4,5]	38.43	(.11)	6.95	6.84
	Year ended 8/31/2013	31.60	(.09)	6.94	6.85
	Year ended 8/31/2012	28.18	(.06)	3.48	3.42
	Year ended 8/31/2011	24.66	(.05)	3.60	3.55
	Year ended 8/31/2010	24.13	(.02)	.59	.57
	Year ended 8/31/2009	29.55	.04	(5.44)	(5.40)
Class 529-E:	Six months ended 2/28/2014[4,5]	39.34	(.01)	7.13	7.12
	Year ended 8/31/2013	32.33	.10	7.10	7.20
	Year ended 8/31/2012	28.82	.10	3.54	3.64
	Year ended 8/31/2011	25.19	.10	3.69	3.79
	Year ended 8/31/2010	24.63	.12	.59	.71
	Year ended 8/31/2009	30.21	.15	(5.57)	(5.42)
Class 529-F-1:	Six months ended 2/28/2014[4,5]	39.64	.09	7.19	7.28
	Year ended 8/31/2013	32.57	.27	7.14	7.41
	Year ended 8/31/2012	29.04	.25	3.56	3.81
	Year ended 8/31/2011	25.38	.25	3.71	3.96
	Year ended 8/31/2010	24.79	.25	.60	.85
	Year ended 8/31/2009	30.46	.26	(5.64)	(5.38)

28	The Growth Fund of America

Dividends and distributions
						Ratio of	Ratio of
Dividends		Total				expenses to	expenses to	Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	income (loss)
investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers	waivers[3]	net assets[3]
$(.11)	$(2.75)	$(2.86)	$44.03	18.64%	$5,561.75%[6]		.75%[6]	.22%[6]
(.27)	—	(.27)	39.66	22.65	4,663.77		.77	.52
(.22)	—	(.22)	32.59	13.00	3,822.77		.77	.60
(.24)	—	(.24)	29.06	15.38	3,358.73		.73	.62
(.21)	—	(.21)	25.39	3.14	2,793.73		.73	.73
(.24)	—	(.24)	24.81	(17.60)	2,543.77		.76	.99
—	(2.75)	(2.75)	42.65	18.19	189	1.54 [6]	1.54 [6]	(.57)[6]
—	—	—	38.54	21.69	195	1.56	1.56	(.25)
—	—	—	31.67	12.11	237	1.57	1.57	(.21)
—	—	—	28.25	14.42	310	1.53	1.53	(.19)
(.02)	—	(.02)	24.69	2.36	358	1.53	1.53	(.08)
(.01)	—	(.01)	24.14	(18.28)	416	1.58	1.57	.17
—	(2.75)	(2.75)	42.52	18.18	1,401	1.53 [6]	1.53 [6]	(.56)[6]
(.02)	—	(.02)	38.43	21.69	1,188	1.56	1.56	(.26)
—	—	—	31.60	12.14	1,008	1.56	1.56	(.19)
(.03)	—	(.03)	28.18	14.40	934	1.53	1.53	(.18)
(.04)	—	(.04)	24.66	2.33	811	1.53	1.53	(.07)
(.02)	—	(.02)	24.13	(18.25)	767	1.58	1.57	.18
(.01)	(2.75)	(2.76)	43.70	18.50	256	1.00 [6]	1.00 [6]	(.03)[6]
(.19)	—	(.19)	39.34	22.36	217	1.02	1.02	.28
(.13)	—	(.13)	32.33	12.71	182	1.03	1.03	.35
(.16)	—	(.16)	28.82	15.04	165	1.01	1.01	.34
(.15)	—	(.15)	25.19	2.83	142	1.02	1.02	.44
(.16)	—	(.16)	24.63	(17.82)	133	1.07	1.06	.68
(.20)	(2.75)	(2.95)	43.97	18.78	188.53	[6]	.53 [6]	.44 [6]
(.34)	—	(.34)	39.64	22.92	157.56		.56	.74
(.28)	—	(.28)	32.57	13.27	125.56		.56	.81
(.30)	—	(.30)	29.04	15.56	106.52		.52	.83
(.26)	—	(.26)	25.38	3.37	92.52		.52	.94
(.29)	—	(.29)	24.79	(17.41)	79.57		.56	1.18

See page 31 for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset	Net	Net gains (losses)
		value,	investment	on securities	Total from
		beginning	(loss)	(both realized	investment
		of period	income	and unrealized)	operations
Class R-1:	Six months ended 2/28/2014[4,5]	$38.64	$(.09)	$6.99	$6.90
	Year ended 8/31/2013	31.72	(.05)	6.98	6.93
	Year ended 8/31/2012	28.26	(.02)	3.48	3.46
	Year ended 8/31/2011	24.72	(.03)	3.63	3.60
	Year ended 8/31/2010	24.19	— [7]	.60	.60
	Year ended 8/31/2009	29.65	.06	(5.46)	(5.40)
Class R-2:	Six months ended 2/28/2014[4,5]	38.85	(.08)	7.03	6.95
	Year ended 8/31/2013	31.91	(.02)	7.01	6.99
	Year ended 8/31/2012	28.42	(.01)	3.50	3.49
	Year ended 8/31/2011	24.84	(.01)	3.64	3.63
	Year ended 8/31/2010	24.30	.01	.59	.60
	Year ended 8/31/2009	29.77	.06	(5.48)	(5.42)
Class R-3:	Six months ended 2/28/2014[4,5]	39.33	— [7]	7.13	7.13
	Year ended 8/31/2013	32.29	.12	7.08	7.20
	Year ended 8/31/2012	28.74	.11	3.55	3.66
	Year ended 8/31/2011	25.12	.11	3.68	3.79
	Year ended 8/31/2010	24.55	.13	.60	.73
	Year ended 8/31/2009	30.11	.16	(5.56)	(5.40)
Class R-4:	Six months ended 2/28/2014[4,5]	39.68	.06	7.19	7.25
	Year ended 8/31/2013	32.56	.23	7.14	7.37
	Year ended 8/31/2012	28.99	.20	3.57	3.77
	Year ended 8/31/2011	25.33	.20	3.71	3.91
	Year ended 8/31/2010	24.75	.21	.60	.81
	Year ended 8/31/2009	30.38	.23	(5.62)	(5.39)
Class R-5:	Six months ended 2/28/2014[4,5]	39.96	.13	7.24	7.37
	Year ended 8/31/2013	32.82	.34	7.18	7.52
	Year ended 8/31/2012	29.24	.29	3.60	3.89
	Year ended 8/31/2011	25.54	.29	3.74	4.03
	Year ended 8/31/2010	24.94	.29	.60	.89
	Year ended 8/31/2009	30.66	.30	(5.69)	(5.39)
Class R-6:	Six months ended 2/28/2014[4,5]	40.02	.14	7.25	7.39
	Year ended 8/31/2013	32.87	.35	7.21	7.56
	Year ended 8/31/2012	29.30	.31	3.60	3.91
	Year ended 8/31/2011	25.60	.31	3.74	4.05
	Year ended 8/31/2010	24.97	.31	.60	.91
	Period from 5/1/2009 to 8/31/2009[4,8]	21.68	.09	3.20	3.29

	Six months ended	Year ended August 31
	February 28, 2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	12%	27%	18%	34%	33%	38%

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net (loss) income to average net assets[3]
$—	$(2.75)	$(2.75)	$42.79	18.25%	$544	1.43%[6]		1.43%[6]		(.46)%[6]
(.01)	—	(.01)	38.64	21.86	483	1.44		1.44		(.13)
—	—	—	31.72	12.24	497	1.44		1.44		(.07)
(.06)	—	(.06)	28.26	14.54	561	1.43		1.43		(.09)
(.07)	—	(.07)	24.72	2.45	539	1.44		1.44		.02
(.06)	—	(.06)	24.19	(18.17)	476	1.47		1.46		.29
—	(2.75)	(2.75)	43.05	18.28	2,520	1.37	[6]	1.37	[6]	(.40)[6]
(.05)	—	(.05)	38.85	21.92	2,277	1.37		1.37		(.07)
—	—	—	31.91	12.28	2,182	1.41		1.41		(.04)
(.05)	—	(.05)	28.42	14.60	2,337	1.39		1.39		(.04)
(.06)	—	(.06)	24.84	2.44	2,327	1.41		1.41		.04
(.05)	—	(.05)	24.30	(18.17)	2,367	1.48		1.47		.27
(.01)	(2.75)	(2.76)	43.70	18.53	8,433.98		[6]	.98	[6]	(.01)[6]
(.16)	—	(.16)	39.33	22.38	7,769.98			.98		.33
(.11)	—	(.11)	32.29	12.78	7,916.98			.98		.38
(.17)	—	(.17)	28.74	15.06	10,765.97			.97		.38
(.16)	—	(.16)	25.12	2.94	11,422.97			.97		.48
(.16)	—	(.16)	24.55	(17.78)	11,477.99			.98		.76
(.13)	(2.75)	(2.88)	44.05	18.69	7,918.68		[6]	.68	[6]	.29 [6]
(.25)	—	(.25)	39.68	22.77	7,169.68			.68		.63
(.20)	—	(.20)	32.56	13.10	8,093.69			.69		.66
(.25)	—	(.25)	28.99	15.40	14,937.68			.68		.66
(.23)	—	(.23)	25.33	3.20	16,442.68			.68		.77
(.24)	—	(.24)	24.75	(17.53)	15,985.70			.69		1.04
(.26)	(2.75)	(3.01)	44.32	18.87	5,823.38		[6]	.38	[6]	.59 [6]
(.38)	—	(.38)	39.96	23.11	5,273.39			.39		.92
(.31)	—	(.31)	32.82	13.48	6,312.39			.39		.97
(.33)	—	(.33)	29.24	15.75	11,366.38			.38		.96
(.29)	—	(.29)	25.54	3.51	12,874.39			.39		1.07
(.33)	—	(.33)	24.94	(17.30)	14,023.40			.40		1.36
(.28)	(2.75)	(3.03)	44.38	18.90	10,900.34		[6]	.34	[6]	.63[6]
(.41)	—	(.41)	40.02	23.19	8,806.34			.34		.96
(.34)	—	(.34)	32.87	13.52	7,537.34			.34		1.02
(.35)	—	(.35)	29.30	15.78	10,059.33			.33		1.02
(.28)	—	(.28)	25.60	3.58	6,061.34			.34		1.16
—	—	—	24.97	15.17	2,134.14			.14		.38

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

The Growth Fund of America	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2013, through February 28, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	The Growth Fund of America

	Beginning account value 9/1/2013	Ending account value 2/28/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,187.07	$3.58	.66%
Class A — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B — actual return	1,000.00	1,182.40	7.68	1.42
Class B — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C — actual return	1,000.00	1,182.13	7.90	1.46
Class C — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 — actual return	1,000.00	1,186.58	3.74	.69
Class F-1 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 — actual return	1,000.00	1,188.31	2.39	.44
Class F-2 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A — actual return	1,000.00	1,186.39	4.07	.75
Class 529-A — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 529-B — actual return	1,000.00	1,181.87	8.33	1.54
Class 529-B — assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-C — actual return	1,000.00	1,181.84	8.28	1.53
Class 529-C — assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E — actual return	1,000.00	1,184.97	5.42	1.00
Class 529-E — assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 529-F-1 — actual return	1,000.00	1,187.81	2.88	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 — actual return	1,000.00	1,182.46	7.74	1.43
Class R-1 — assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 — actual return	1,000.00	1,182.76	7.41	1.37
Class R-2 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-3 — actual return	1,000.00	1,185.28	5.31	.98
Class R-3 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 — actual return	1,000.00	1,186.93	3.69	.68
Class R-4 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 — actual return	1,000.00	1,188.71	2.06	.38
Class R-5 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 — actual return	1,000.00	1,189.03	1.85	.34
Class R-6 — assumed 5% return	1,000.00	1,023.11	1.71	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	33

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34	The Growth Fund of America

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The Growth Fund of America	35

Office of the fund

One Market

Steuart Tower, Suite 2000

San Francisco, CA 94105-1409

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus,which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2014, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our approach.[1]

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America® Investment portfolio February 28, 2014 unaudited

Common stocks 92.28%
		Value
Information technology 19.03%	Shares	(000)

Google Inc., Class A1	4,903,720	$5,961,207
Oracle Corp.	44,890,000	1,755,648
Microsoft Corp.	35,595,000	1,363,644
Apple Inc.	2,175,000	1,144,572
ASML Holding NV (New York registered)	8,767,040	755,193
ASML Holding NV	4,042,648	351,823
Avago Technologies Ltd.[2]	17,262,820	1,065,116
Texas Instruments Inc.	22,314,000	1,003,237
Murata Manufacturing Co., Ltd.	8,718,300	830,196
Samsung Electronics Co. Ltd.	636,800	804,724
Intuit Inc.	10,295,000	804,554
Accenture PLC, Class A	9,250,000	770,988
Visa Inc., Class A	3,375,556	762,673
salesforce.com, inc.[1]	11,855,000	739,396
Adobe Systems Inc.[1]	8,672,800	595,041
LinkedIn Corp., Class A1	2,570,000	524,383
Motorola Solutions, Inc.	7,500,000	496,500
EMC Corp.	16,120,000	425,084
Cisco Systems, Inc.	17,500,000	381,500
Nintendo Co., Ltd.	3,064,940	378,111
Taiwan Semiconductor Manufacturing Co. Ltd.[3]	80,521,000	287,939
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,555,000	82,309
Baidu, Inc., Class A (ADR)[1]	2,100,000	358,953
Concur Technologies, Inc.[1]	2,800,000	345,660
Cognizant Technology Solutions Corp., Class A1	3,131,000	325,812
KLA-Tencor Corp.	5,000,000	325,750
Altera Corp.	8,750,000	317,712
eBay Inc.[1]	5,249,100	308,490
Facebook, Inc., Class A1	4,457,220	305,141
Broadcom Corp., Class A	10,250,000	304,630
Automatic Data Processing, Inc.	3,235,000	251,618
VeriSign, Inc.[1]	4,545,000	250,475
Mail.Ru Group Ltd. (GDR)	4,665,910	197,835
Mail.Ru Group Ltd. (GDR)[4]	860,490	36,485
Amphenol Corp., Class A	2,604,000	229,204
NetSuite Inc.[1]	1,898,874	218,541
TE Connectivity Ltd.	3,573,000	209,306
MercadoLibre, Inc.	1,994,313	207,768
MasterCard Inc., Class A	2,650,000	205,958
Hexagon AB, Class B	5,491,102	194,837
Gemalto NV	1,690,000	190,116
Linear Technology Corp.	4,030,000	188,765
Rackspace Hosting, Inc.[1]	4,744,079	174,440
Flextronics International Ltd.[1]	17,293,916	154,781
Dolby Laboratories, Inc., Class A1	2,650,000	109,260
Common stocks
		Value
Information technology (continued)	Shares	(000)

National Instruments Corp.	3,135,000	$ 90,821
ARM Holdings PLC	5,225,000	88,370
Autodesk, Inc.[1]	1,465,000	76,854
Analog Devices, Inc.	875,000	44,467
		26,995,887
Consumer discretionary 18.93%

Amazon.com, Inc.[1]	15,469,600	5,601,542
Home Depot, Inc.	33,806,200	2,773,123
Comcast Corp., Class A	40,323,578	2,084,326
Comcast Corp., Class A, special nonvoting shares	13,000,000	648,635
NIKE, Inc., Class B	22,375,000	1,751,963
Twenty-First Century Fox, Inc., Class A	35,092,200	1,176,992
MGM Resorts International[1]	24,503,400	675,069
DIRECTV[1]	8,450,000	655,720
Johnson Controls, Inc.	12,860,000	635,284
YUM! Brands, Inc.	7,575,000	561,156
Time Warner Inc.	8,310,000	557,850
Tesla Motors, Inc.[1]	2,029,300	496,793
Walt Disney Co.	5,905,000	477,183
Liberty Media Corp., Class A1	3,391,290	465,149
CBS Corp., Class B	6,915,000	463,858
Las Vegas Sands Corp.	4,740,000	404,085
General Motors Co.[1]	10,607,600	383,995
Toll Brothers, Inc.[1,2]	9,543,300	372,284
priceline.com Inc.[1]	267,000	360,140
Galaxy Entertainment Group Ltd.[1]	33,940,000	340,469
Liberty Global PLC, Class A1	2,894,280	250,500
Naspers Ltd., Class N	2,770,000	334,095
Marriott International, Inc., Class A	6,143,059	333,138
AutoNation, Inc.[1,2]	6,000,000	315,840
Toyota Motor Corp.	5,320,000	305,232
Norwegian Cruise Line Holdings Ltd.[1]	8,900,000	305,003
Carnival Corp., units	7,490,000	297,053
Lowe’s Companies, Inc.	5,300,000	265,159
Wynn Resorts, Ltd.	993,623	240,944
Sands China Ltd.	27,000,000	225,796
BorgWarner Inc.	3,600,000	221,220
lululemon athletica inc.[1]	4,387,000	220,710
Viacom Inc., Class B	2,411,000	211,517
Expedia, Inc.	2,649,000	208,026
D.R. Horton, Inc.	7,860,500	193,054
Tiffany & Co.	1,640,000	152,930
Volkswagen AG, nonvoting preferred	505,000	131,743
Time Warner Cable Inc.	925,000	129,824
Lions Gate Entertainment Corp.	4,198,000	129,089
Industria de Diseño Textil, SA	870,000	125,250
Darden Restaurants, Inc.	2,443,000	124,740
Nordstrom, Inc.	2,025,000	124,497
Bayerische Motoren Werke AG	1,000,000	116,221
Daimler AG	1,133,000	105,593
Five Below, Inc.[1]	2,700,000	104,058
Harley-Davidson, Inc.	1,574,500	104,011
Renault SA	1,000,000	99,671
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Swatch Group Ltd, non-registered shares	120,000	$ 80,091
Lennar Corp., Class A	1,681,600	73,789
Starbucks Corp.	1,000,000	70,960
Burberry Group PLC	2,725,000	70,318
Hyatt Hotels Corp., Class A1	1,180,000	61,549
Luxottica Group SpA	1,102,300	61,149
British Sky Broadcasting Group PLC	3,705,000	58,320
Li & Fung Ltd.	34,030,000	44,552
Weight Watchers International, Inc.	2,000,000	42,520
Hyundai Motor Co.	170,000	39,016
		26,862,794
Health care 17.38%

Gilead Sciences, Inc.[1]	55,921,200	4,629,716
UnitedHealth Group Inc.	23,984,700	1,853,298
Alexion Pharmaceuticals, Inc.[1]	9,762,000	1,725,922
Biogen Idec Inc.[1]	4,275,000	1,456,407
Amgen Inc.	11,261,100	1,396,602
Allergan, Inc.	10,907,900	1,385,303
Express Scripts Holding Co.[1]	14,660,000	1,104,045
Regeneron Pharmaceuticals, Inc.[1]	3,318,300	1,103,335
Illumina, Inc.[1]	5,781,701	991,504
Vertex Pharmaceuticals Inc.[1]	11,112,800	898,581
St. Jude Medical, Inc.	9,355,000	629,779
Edwards Lifesciences Corp.[1,2]	8,732,700	609,193
Boston Scientific Corp.[1]	43,289,400	567,091
Thermo Fisher Scientific Inc.	4,542,300	565,698
Merck & Co., Inc.	9,617,700	548,113
BioMarin Pharmaceutical Inc.[1]	6,716,393	544,028
Stryker Corp.	6,726,876	539,764
Endo Health Solutions Inc.[1]	5,745,000	458,566
Intercept Pharmaceuticals, Inc.[1]	964,847	396,070
Humana Inc.	3,316,305	372,952
Intuitive Surgical, Inc.[1]	829,600	369,031
Grifols, SA, Class B (ADR)	4,628,000	194,746
Grifols, SA, Class A, non-registered shares	2,435,000	138,810
Grifols, SA, Class B, non-registered shares	761,185	32,266
Hologic, Inc.[1,2]	16,658,960	362,832
Incyte Corp.[1]	4,875,800	313,319
Bristol-Myers Squibb Co.	3,933,000	211,477
Baxter International Inc.	2,818,910	195,914
Aetna Inc.	2,428,800	176,598
Zimmer Holdings, Inc.	1,780,000	167,035
Brookdale Senior Living Inc.[1]	4,833,000	162,099
Pharmacyclics, Inc.[1]	1,073,022	148,785
Novo Nordisk A/S, Class B	3,000,000	142,994
Fresenius SE & Co. KGaA	815,000	126,669
ResMed Inc.	1,710,100	75,279
Celgene Corp.[1]	380,000	61,085
		24,654,906
Energy 8.87%

EOG Resources, Inc.	13,633,737	2,582,502
Schlumberger Ltd.	11,878,162	1,104,669
Common stocks
		Value
Energy (continued)	Shares	(000)

Pioneer Natural Resources Co.	5,312,900	$ 1,068,849
Noble Energy, Inc.	15,153,000	1,041,920
FMC Technologies, Inc.[1,2]	16,479,100	827,910
Baker Hughes Inc.	10,682,000	675,957
Concho Resources Inc.[1]	4,842,506	586,573
Suncor Energy Inc.	15,622,520	515,389
Apache Corp.	5,685,000	450,764
Canadian Natural Resources, Ltd.	10,470,000	383,134
Chesapeake Energy Corp.	14,520,000	376,213
Southwestern Energy Co.[1]	7,760,000	320,798
Core Laboratories NV	1,677,000	315,360
Cobalt International Energy, Inc.[1]	15,286,200	294,718
CONSOL Energy Inc.	7,235,000	290,124
Enbridge Inc.	6,795,000	287,191
BG Group PLC	11,369,000	207,228
Royal Dutch Shell PLC, Class B (ADR)	2,520,000	196,358
Murphy Oil Corp.	2,932,800	174,120
Devon Energy Corp.	2,649,900	170,707
Ultra Petroleum Corp.[1]	5,606,000	141,047
Kinder Morgan, Inc.	4,065,000	129,470
BP PLC (ADR)	1,138,700	57,630
BP PLC	3,800,000	32,096
Denbury Resources Inc.	4,962,500	81,187
Cameron International Corp.[1]	1,054,000	67,519
Tourmaline Oil Corp.[1]	1,275,000	58,390
Talisman Energy Inc.	3,250,000	33,508
Oceaneering International, Inc.	433,800	31,051
Peyto Exploration & Development Corp.	730,000	23,799
Laricina Energy Ltd.[1,3,5]	950,000	21,449
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,737,300	20,257
Cabot Oil & Gas Corp.	304,700	10,665
		12,578,552
Industrials 7.79%

Union Pacific Corp.	8,178,237	1,475,190
Boeing Co.	6,230,000	803,172
Precision Castparts Corp.	3,062,968	789,878
United Continental Holdings, Inc.[1]	14,419,000	648,278
CSX Corp.	21,674,801	600,609
General Dynamics Corp.	5,104,600	559,158
Airbus Group NV	7,342,327	541,087
Nielsen Holdings NV	10,714,551	507,227
Cummins Inc.	3,295,000	480,806
Delta Air Lines, Inc.	13,947,946	463,211
Rockwell Collins, Inc.	5,308,700	438,180
Ryanair Holdings PLC (ADR)[1]	6,285,000	356,737
Towers Watson & Co., Class A	3,259,219	355,581
United Parcel Service, Inc., Class B	3,710,000	355,307
Textron Inc.	6,658,866	264,357
Oshkosh Corp.[2]	4,368,000	252,602
Danaher Corp.	3,109,448	237,842
Caterpillar Inc.	2,400,000	232,728
Meggitt PLC	24,561,851	207,296
FedEx Corp.	1,500,000	199,995
Common stocks
		Value
Industrials (continued)	Shares	(000)

SGS SA	75,000	$ 185,816
Fastenal Co.	3,655,000	172,479
United Technologies Corp.	1,440,000	168,509
Lockheed Martin Corp.	877,000	142,337
General Electric Co.	5,200,000	132,444
KBR, Inc.	4,150,000	114,623
MTU Aero Engines AG	930,000	78,227
Rolls-Royce Holdings PLC[1]	4,500,000	75,279
Honeywell International Inc.	700,000	66,108
Bureau Veritas SA	2,256,040	62,249
KONE Oyj, Class B	1,080,000	43,991
Chart Industries, Inc.[1]	443,500	37,059
		11,048,362
Financials 7.70%

Goldman Sachs Group, Inc.	6,164,696	1,026,114
Wells Fargo & Co.	16,787,178	779,261
Bank of America Corp.	40,000,000	661,200
American International Group, Inc.	12,905,200	642,292
Citigroup Inc.	12,440,500	604,982
JPMorgan Chase & Co.	9,224,712	524,148
Legal & General Group PLC	111,984,892	450,808
Charles Schwab Corp.	16,560,000	439,006
ACE Ltd.	4,383,100	428,974
American Express Co.	4,480,000	408,934
Capital One Financial Corp.	5,175,000	380,000
AIA Group Ltd.	67,400,000	329,594
CME Group Inc., Class A	4,442,419	327,939
CIT Group Inc.	6,561,000	319,389
Berkshire Hathaway Inc., Class B1	2,000,000	231,560
Berkshire Hathaway Inc., Class A1	500	86,854
American Tower Corp.	3,390,000	276,183
Morgan Stanley	8,750,000	269,500
Progressive Corp.	10,850,000	265,717
Ocwen Financial Corp.[1,2]	6,791,081	254,258
Onex Corp.	4,200,000	223,788
XL Group PLC	5,835,000	177,384
HDFC Bank Ltd.	14,000,000	151,249
Bank of Ireland[1]	283,200,000	148,542
McGraw Hill Financial, Inc.	1,860,600	148,215
Prudential PLC	6,455,000	146,465
Arch Capital Group Ltd.[1]	2,600,000	145,912
UBS AG	6,274,666	134,625
Fifth Third Bancorp	6,000,000	130,170
Deutsche Bank AG	2,429,375	118,169
Popular, Inc.[1]	3,670,000	104,925
Leucadia National Corp.	3,339,787	93,314
U.S. Bancorp	2,025,000	83,309
BOK Financial Corp.	1,250,000	80,912
ICICI Bank Ltd. (ADR)	2,135,000	76,177
First Republic Bank	1,340,000	69,640
W. R. Berkley Corp.	1,560,000	64,334
Toronto-Dominion Bank	1,090,000	49,376
Zions Bancorporation	882,838	27,545
Common stocks
		Value
Financials (continued)	Shares	(000)

Moody’s Corp.	200,000	$ 15,800
Credit Suisse Group AG	479,414	15,099
Weyerhaeuser Co.	422,321	12,463
		10,924,126
Consumer staples 3.90%

Philip Morris International Inc.	19,831,000	1,604,526
Costco Wholesale Corp.	10,893,183	1,272,324
Green Mountain Coffee Roasters, Inc.	7,148,663	784,780
Kerry Group PLC, Class A	6,565,824	496,007
Pernod Ricard SA	3,921,110	461,616
Whole Foods Market, Inc.	3,680,000	198,904
Nestlé SA	2,387,600	180,801
Mead Johnson Nutrition Co.	1,864,600	152,058
PepsiCo, Inc.	1,680,000	134,518
Coca-Cola Co.	2,100,400	80,235
Kimberly-Clark Corp.	650,000	71,728
British American Tobacco PLC	1,200,000	65,307
Avon Products, Inc.	1,600,000	24,752
		5,527,556
Materials 2.05%

Praxair, Inc.	5,696,537	742,658
Rio Tinto PLC	6,687,000	384,362
Celanese Corp., Series A	6,300,000	336,357
Dow Chemical Co.	6,191,727	301,599
LyondellBasell Industries NV, Class A	2,890,000	254,551
Smurfit Kappa PLC, Class A	5,675,000	158,152
ArcelorMittal	7,720,000	122,170
Sigma-Aldrich Corp.	1,200,000	113,292
Potash Corp. of Saskatchewan Inc.	2,885,000	96,042
FMC Corp.	1,200,000	92,616
James Hardie Industries PLC (CDI)	5,460,000	70,647
Nucor Corp.	1,000,000	50,240
United States Steel Corp.	1,982,200	48,009
Syngenta AG	120,000	43,661
Barrick Gold Corp.	1,730,000	35,257
Newmont Mining Corp.	1,280,000	29,773
Cliffs Natural Resources Inc.	1,315,219	26,344
		2,905,730
Telecommunication services 1.56%

Crown Castle International Corp.[1]	15,858,630	1,203,670
SoftBank Corp.	11,835,500	891,762
SBA Communications Corp., Class A1	1,315,000	125,148
Broadview Networks Holdings, Inc.[1]	893	4
		2,220,584
Utilities 0.22%

NRG Energy, Inc.	10,637,610	309,235
Common stocks
		Value
Miscellaneous 4.85%		(000)

Other common stocks in initial period of acquisition		$ 6,876,999
Total common stocks (cost: $71,334,599,000)		130,904,731
Preferred securities 0.02%

Miscellaneous 0.02%

Other preferred securities in initial period of acquisition		23,165
Total preferred securities (cost: $23,116,000)		23,165
Warrants 0.04%

Energy 0.02%	Shares

Kinder Morgan, Inc., warrants, expire 2017[1]	13,876,600	25,672

Financials 0.01%

Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	16,830

Telecommunication services 0.00%

Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,5]	4,414	1
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,5]	1,672	—
		1
Miscellaneous 0.01%

Other warrants in initial period of acquisition		13,822
Total warrants (cost: $92,433,000)		56,325

Convertible securities 0.05%
	Principal amount
Telecommunication services 0.05%	(000)

Clearwire Corp. 8.25% convertible notes 2040[4]	$ 63,755	74,115
Total convertible securities (cost: $63,791,000)		74,115

Bonds, notes & other debt instruments 0.11%

U.S. Treasury bonds & notes 0.08%

U.S. Treasury 0.125% 2015	10,100	10,098
U.S. Treasury 0.25% 2015	90,685	90,784
U.S. Treasury 0.25% 2015	15,675	15,693
		116,575
Telecommunication services 0.03%

LightSquared, Term Loan B, 12.00% 2014[6,7,8,9]	31,780	37,976
Total bonds, notes & other debt instruments (cost: $144,701,000)		154,551

	Principal amount	Value
Short-term securities 7.66%	(000)	(000)

Freddie Mac 0.06%–0.164% due 3/11–11/18/2014	$3,592,003	$ 3,591,397
Federal Home Loan Bank 0.06%–0.165% due 3/7–12/23/2014	3,572,231	3,571,416
Fannie Mae 0.08%–0.16% due 4/21–11/17/2014	1,359,057	1,358,614
Federal Farm Credit Banks 0.10%–0.16% due 4/11–10/10/2014	492,800	492,641
U.S. Treasury Bills 0.095%–0.134% due 4/24–8/21/2014	433,200	433,128
ExxonMobil Corp. 0.06%–0.08% due 3/3–4/7/2014	214,900	214,881
Chevron Corp. 0.07%–0.08% due 3/17–5/6/2014[4]	206,500	206,463
Abbott Laboratories 0.08%–0.10% due 3/20–5/20/2014[4]	125,400	125,391
Wal-Mart Stores, Inc. 0.08%–0.09% due 3/18–4/23/2014[4]	120,175	120,167
Private Export Funding Corp. 0.11%–0.235% due 3/7–5/8/2014[4]	115,000	114,989
Procter & Gamble Co. 0.08%–0.12% due 4/7–5/13/2014[4]	83,100	83,091
National Rural Utilities Cooperative Finance Corp. 0.07% due 3/5/2014	75,000	74,999
Coca-Cola Co. 0.10%–0.12% due 4/25–5/22/2014[4]	75,000	74,989
United Technologies Corp. 0.05% due 3/6/2014[4]	50,000	50,000
Wells Fargo & Co. 0.16% due 3/5/2014	50,000	49,999
Walt Disney Co. 0.12% due 4/9/2014[4]	50,000	49,996
Cisco Systems, Inc. 0.07% due 3/27/2014[4]	50,000	49,995
General Electric Capital Corp. 0.15%–0.20% due 3/12–6/4/2014	50,000	49,991
Honeywell International Inc. 0.12% due 6/11/2014[4]	43,000	42,980
John Deere Cash Management SA 0.08% due 3/20/2014[4]	40,000	39,998
Medtronic Inc. 0.12% due 3/25/2014[4]	37,930	37,927
Army and Air Force Exchange Service 0.11% due 4/8/2014[4]	25,000	24,996
Paccar Financial Corp. 0.08% due 3/26/2014	2,600	2,600
Total short-term securities (cost: $10,859,387,000)		10,860,648
Total investment securities (cost: $82,518,027,000)		142,073,535
Other assets less liabilities		(218,842)
Net assets		$141,854,693

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $309,389,000, which represented .22% of the net assets of the fund. This amount includes $287,939,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,131,582,000, which represented .80% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$ 41,523	$ 21,449.02%
Broadview Networks Holdings, Inc.,
Series A1, warrants, expire 2020	7/7/2000–3/6/2002	11,176	1.00
Broadview Networks Holdings, Inc.,
Series A2, warrants, expire 2020	7/7/2000–3/6/2002	3,626	—	.00
Total restricted securities		$56,325	$21,450.02%

6Scheduled interest and/or principal payment was not received.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,976,000, which represented .03% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-005-0414O-S37656

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 30, 2014